LEASES - Schedule of Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 2,340
2026	2,855
2027	2,941
2028	1,492
Total future minimum lease payments	9,628
Less: imputed interest	(1,580)
Present value of operating lease liability	8,048	$ 3,173
Less: current portion of operating lease liability	(1,595)	(2,063)
Non-current portion of operating lease liability	$ 6,453	$ 1,110